Investment Strategy - NEOS MSCI EAFE High Income ETF	Sep. 09, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by (i) investing in one or more ETFs that seeks to track the MSCI EAFE Investable Market Index (the “International Index” or “Reference Index”), (the “International Underlying ETFs”), a portfolio of stocks that make up the International Index, or a combination thereof; and (ii) utilizing a call options strategy to provide high monthly income, which primarily consists of writing (selling) call options on the International Index. The Fund seeks equity appreciation through its investments in International Underlying ETFs and/or a portfolio of stocks that make up the International Index. The Fund seeks to generate high monthly income from the premiums earned from the call options as well as the dividends received from the Fund’s equity holdings.

International Equities

Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of companies included in the International Index. The Fund executes this portion of the strategy by investing in one or more International Underlying ETFs and/or a portfolio of stocks that make up the International Index. The International Index is a free float-adjusted, market capitalization-weighted equity index that captures large-, mid-, and small-cap representation across developed markets countries around the world, excluding the United States and Canada. As of July 31, 2025, the International Index market capitalization range from approximately $50 million to $325 billion and a significant portion of the International Index was represented by securities of companies in the financials and industrials industries or sectors. As of July 31, 2025, the International Index included stocks of companies located in the following 21 developed market countries: Austria, Australia, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the International Index is concentrated. .Because the Fund typically holds securities in proportion to their weight in the International Index, the Fund may become non-diversified, as defined under the Investment Company Act of 1940, solely as a result of changes in the composition of the International Index.

The Fund, while not an index fund, will generally use a “replication” strategy by investing in the International Underlying ETFs, meaning the Fund will most often invest in one or more International Underlying ETFs, all of the component securities of the International Index in the same approximate proportions as in the International Index, or a combination thereof. However, the Fund may in limited circumstances use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the International Underlying ETFs whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the International Underlying ETFs as a whole, when the Adviser, believes it is in the best interests of the Fund (e.g., when replicating the International Index involves practical difficulties or substantial costs, an international constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the International Underlying ETFs).

Options Strategy

The Fund primarily executes the options strategy by writing (selling) covered call options. The call options are covered because the Fund owns shares of the International Underlying ETFs and/or a portfolio of stocks that make up the International Underlying ETFs at the time it sells the option. The Fund does not intend to write call options on the entire value of its international equity portfolio. The Fund’s writing (selling) of call options will limit the Fund’s ability to participate in increases in value of the International Index beyond a certain point. If the value of the International Underlying ETFs increases, the Fund’s exposure to the International Underlying ETFs would allow the Fund to experience similar percentage gains. However, if the value of the International Underlying ETFs appreciates beyond the strike price of one or more of the call option contracts that the Fund has sold to generate income, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s exposure to the International Index. As a result, the Fund’s overall strategy (i.e., the combination of the long exposure to the International Underlying ETFs and the written call options) will limit the Fund’s participation in gains of the International Index beyond a certain point. This strategy effectively converts a portion of the potential upside of the International Index into current income.

As an alternative to the covered call writing strategy, the Adviser may under certain circumstances enter a call spread strategy where it purchases long (bought) call options in addition to the written (sold) call options. The Adviser will seek to generate a net-credit in the call spread. The net credit is the difference between the premium received by the Fund from the sale of the call options and the cost of buying the long, out-of-the-money call options. The goal of the options strategy is to generate high monthly income in a tax efficient manner. The strategy also offers the potential for upside participation when the Reference Index appreciates. The Fund seeks tax efficient returns by utilizing options that qualify as “Section 1256 Contracts.” If such options are held at year end, the Fund will receive favorable tax treatment on such investments. Under Internal Revenue Code rules, they will be deemed as if they were sold at fair market value on the last business day of the tax year. If the Section 1256 Contracts produce a capital gain or loss, such gain or loss on the 1256 Contracts open at the end of the year, or terminated during the year, are treated as 60% long term gains and 40% short term gains. Such favorable tax treatment is regardless of how long the Contracts were held. The Fund may seek to take advantage of tax loss harvesting opportunities on its call options and/or equity positions. This can be accomplished by taking investment losses from certain equity and/or options positions to offset realized taxable gains of equities and/or options.

From time to time, NEOS Investment Management, LLC, the Fund’s investment adviser (the “Adviser”), actively manages the written and purchased call options prior to their expiration in an attempt to capture gains and minimize losses due to the movement of the International Underlying ETFs.

Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities of companies included in the International Index. The Fund may obtain its exposure to the International Index by purchasing one or more International Underlying ETFs, directly investing in the securities of companies included in the International Index, and/or derivatives linked to the International Index. For purposes of the 80% policy, the value of such derivative instruments shall be valued at their notional value. The Fund’s investment strategy may involve active and frequent trading resulting in high portfolio turnover.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of companies included in the International Index.